UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

150 Federal Street, Room 1000
Boston, MA 02110
(adress of principal executive offices)

David Randall
150 Federal St, Room 1000
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30, 2004

Date of reporting period ending:  June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

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                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  3/11/2004
                                       Name: JPS INDUSTRIES INC
                                       CUSIP: 46624E405
                                       Ticker: JPST
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  3/12/2004
                                       Name: CONTINENTAL AIRLINES CLASS B
                                       CUSIP: 210795308
                                       Ticker: CAL
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     PROPOSAL TO ADOPT 2004 EMPLOYEE STOCK PURCHASE      ISSUER        NO         AGAINST MANAGEMENT
                       PLAN
               003     AUDITORS                                            ISSUER        YES        FOR MANAGEMENT
               004     PROPOSAL TO RECOMMEND RETENTION OF STOCKHOLDERS     ISSUER        YES        FOR MANAGEMENT
                       RIGHTS AGREEMENT
               005     PROPOSAL OF STOCKHOLDER                             SHAREHOLDER   YES        AGAINST MANAGEMENT

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  4/30/2004
                                       Name: ZIONS BANCORPORATION
                                       CUSIP: 989701107
                                       Ticker: ZION
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     AUDITORS                                            ISSUER        YES        FOR MANAGEMENT
               003     TO TRANSACT ANY OTHER BUSINESS BEFORE THE MEETING   ISSUER        YES        FOR MANAGEMENT

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/05/2004
                                       Name: POLYMER COMMON STOCK CL A
                                       CUSIP: 731745204
                                       Ticker: POLGA
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               002     EMPLOYEE STOCK OPTION PLAN                          SHAREHOLDER   NO         AGAINST MANAGEMENT
               003     RESTRICTED STOCK PLAN                               SHAREHOLDER   NO         AGAINST MANAGEMENT
               008     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT


                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/13/2004
                                       Name: PIONEER COMPANIES INC.
                                       CUSIP: 723643300
                                       Ticker: PONR
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     AUDITORS                                            ISSUER        YES        FOR MANAGEMENT
                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/18/2004
                                       Name: DARLING INTERNATIONAL INC
                                       CUSIP: 237266101
                                       Ticker: DAR
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/19/2004
                                       Name: MAXXAM INC
                                       CUSIP: 577913106
                                       Ticker: MXM
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     AMEND COMPANYS CERTIFICATE OF INCORPORATION         ISSUER        YES        FOR MANAGEMENT
               003     NON-EMPLOYEE DIRECTOR STOCK PLAN                    SHAREHOLDER   NO         FOR MANAGEMENT

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/20/2004
                                       Name: KRONOS WORLDWIDE
                                       CUSIP: 50105F105
                                       Ticker: KRON
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     PROXIES AUTHORIZED TO VOTE ON OTHER BUSINESS        ISSUER        YES        FOR MANAGEMENT
                       BEFORE THE MEETING

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/20/2004
                                       Name: NL INDUSTRIES
                                       CUSIP: 629156407
                                       Ticker: NL
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     VOTE UPON OTHER BUSINESS AS COMES BEFORE THE        ISSUER        YES        FOR MANAGEMENT
                       MEETING

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/21/2004
                                       Name: DICTAPHONE COMMON STOCK
                                       CUSIP: 253588107
                                       Ticker: DCTA
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     ANY OTHER BUSINESS MAY COME BEFORE THE ANNUAL       ISSUER        YES        FOR MANAGEMENT
                       MEETING

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/25/2004
                                       Name: CHIQUITA BRANDS INTL
                                       CUSIP: 170032809
                                       Ticker: CQB
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/25/2004
                                       Name: JP MORGAN & CHASE CO
                                       CUSIP: 46625H100
                                       Ticker: JPM
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     MERGER PROPOSAL                                     ISSUER        YES        FOR MANAGEMENT
               003     AUDITOR                                             ISSUER        YES        FOR MANAGEMENT
               004     REAPPROVAL OF EXEC PERFORMANCE PLAN                 ISSUER        NO         AGAINST MANAGEMENT
               005     ADJOURNMENT OF MEETINGS IF NECESSARY                ISSUER        YES        FOR MANAGEMENT

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  5/27/2004
                                       Name: DENNYS CORPORATION
                                       CUSIP: 24869P104
                                       Ticker: DNYY
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     AUDITORS                                            ISSUER        YES        FOR MANAGEMENT
               003     INCENTIVE PROGRAM FOR EMPLOYEES                     ISSUER        NO         AGAINST MANAGEMENT

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  6/11/2004
                                       Name: PATHMARK STORES INC.
                                       CUSIP: 70322A101
                                       Ticker: PTMK
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     AUDITORS                                            ISSUER        YES        FOR MANAGEMENT

                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date:  6/29/2004
                                       Name: NATIONAL VISION
                                       CUSIP: 63845P101
                                       Ticker: NVI
               Question
               Number Question                                            Vote Proposer  Vote       Vote Type
               001     DIRECTORS                                           ISSUER        YES        FOR MANAGEMENT
               002     EQUITY INCENTIVE PLAN                               ISSUER        NO         AGAINST MANAGEMENT

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

	(Registrant) Northest Investors Trust

	By (Signature and Title)* Bruce Monrad, Chairman (Principal Executive Officer)

	Date August 25, 2004

	* Print the name and title of each signing officer under his or her signature
        By the Commission
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